Label	Element	Value
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury Large Cap Strategies Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s goal is to seek long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	48.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2025, the smallest market capitalization in this group was $37.6 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund invests in securities the Adviser believes have potential for above average returns and active currency strategies. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in government fixed income securities, other investment companies, including exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options, swaps, and other derivative instruments, to seek to increase or seek to hedge, or protect, its exposure to, for example, currency value fluctuations or movements in the securities markets. In addition, the Fund may engage in short sales. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing market countries. Fixed income securities held by the Fund may be of any maturity.

The Fund may employ a quantitative strategy. Under a quantitative strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $250 million. The Fund may, to a lesser extent, also employ quantitative strategies focused on one or more industries.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI Large Cap Index (Net). The MSCI ACWI Investable Market Index (Net) serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The MSCI ACWI Large Cap Index (Net) is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. The Net performance figures of each index reflect no deductions for fees, expenses or income taxes, except foreign withholding taxes. For additional information about the indexes, please see the section entitled “Index Descriptions.”

Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements during such period and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the MSCI ACWI Investable Market Index (Net) and the MSCI ACWI Large Cap Index (Net).
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 19.01% (quarter ended 6/30/2020) and the lowest return for a quarter was (20.77)% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.77%)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2025)
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose all or a part of your investment in the Fund.
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Stock Market/Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Foreign Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks and other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Multi-Style Management Risk—Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments (or exposures) and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investment Strategy Risk—A portion of the Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective (also referred to as investment goal).

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.81%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,340
Old Westbury Large Cap Strategies Fund | MSCI ACWI Investable Market Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.06%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.75%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.45%	[1]
Old Westbury Large Cap Strategies Fund | MSCI ACWI Large Cap Index (Net) (reflects no deduction for fees, expenses or income taxes, except foreign withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.22%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.73%
Annual Return [Percent]	oef_AnnlRtrPct	19.40%
Annual Return [Percent]	oef_AnnlRtrPct	(8.60%)
Annual Return [Percent]	oef_AnnlRtrPct	25.19%
Annual Return [Percent]	oef_AnnlRtrPct	15.34%
Annual Return [Percent]	oef_AnnlRtrPct	17.34%
Annual Return [Percent]	oef_AnnlRtrPct	(22.14%)
Annual Return [Percent]	oef_AnnlRtrPct	19.74%
Annual Return [Percent]	oef_AnnlRtrPct	20.87%
Annual Return [Percent]	oef_AnnlRtrPct	17.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.87%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.89%

[1]	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the MSCI ACWI Large Cap Index (Net) to the MSCI ACWI Investable Market Index (Net).